Liabilities under insurance contracts (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Schedule of liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets
The detail of Liabilities under insurance contracts and reinsurance assets in the consolidated balance sheets (see note 2.i) is as follows:

EUR million
	2025	2024	2023
Liabilities under insurance contracts	18,737	17,829	17,799
Liability for Remaining Coverage (LRC)	18,291	17,377	17,333
Liabilities relating to insurance contracts measured under BBA/VFA	18,194	17,292	17,262
Current value of future cashflows (PVFCF)	17,461	16,614	16,627
Risk adjustment for non-financial risk (RA)	186	199	211
Contractual service margin (CSM)	547	479	424
Liabilities relating to insurance contracts measured under PAA	97	85	71
Liability for incurred claims (LIC)	446	452	466